Share-based Compensation - LTIP Share Based Compensation Expense (Details) - LTIP - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation
Share-based compensation expense	$ 23,850,000	$ 25,625,000	$ 10,905,000
Share-based compensation reclassified from liability to additional paid-in capital	15,351,000	8,516,000	4,092,000
Share-based compensation recorded as liability	3,701,000	12,836,000
Unrecognized compensation cost	34,668,000
Liability
Share-based Compensation
Share-based compensation expense	6,216,000	14,263,000	7,778,000
Additional Paid-in Capital
Share-based Compensation
Share-based compensation expense	17,634,000	11,362,000	3,127,000
Research and development expenses
Share-based Compensation
Share-based compensation expense	16,101,000	16,880,000	7,252,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	7,376,000	8,451,000	3,552,000
Cost of revenues
Share-based Compensation
Share-based compensation expense	$ 373,000	$ 294,000	$ 101,000